DEBT. (Details 1) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019		$ 86,260
2020		20,000
2021		19,500
2022		107,745
2023
Total debt	$ 244,385	$ 233,505	$ 244,425